Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of Cash, Cash Equivalents and Restricted Cash

Cash, cash equivalents and restricted cash as reported in the consolidated statements of cash flows are presented separately on the consolidated balance sheet as follows:

	As of December 31,
	2017	2018	2019
	US$	US$	US$
Cash and cash equivalents	10,689,462	10,336,467	49,098,841
Restricted cash	-	2,628,392	2,000,054
Total	10,689,462	12,964,859	51,098,895

Estimated Useful Lives and Residual Rates

The estimated useful lives and residual rates are as follows:

Classification	Useful years	Residual rate
Warehouse equipment	3 years	5%
Furniture, computer and office equipment	2 - 5 years	0%-5%
Leasehold improvement	Over the shorter of the expected life of leasehold improvements or the lease term	0%